Changes in Carrying Amount of Goodwill Allocated by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 372,307	$ 371,712	$ 372,584
Foreign currency translation adjustments	916	595	(872)
Balance, Ending Balance	373,223	372,307	371,712
Merchant acquiring
Goodwill [Line Items]
Goodwill, Beginning Balance	138,121	138,121	138,121
Foreign currency translation adjustments
Balance, Ending Balance	138,121	138,121	138,121
Payment processing
Goodwill [Line Items]
Goodwill, Beginning Balance	187,028	186,470	187,294
Foreign currency translation adjustments	666	558	(824)
Balance, Ending Balance	187,694	187,028	186,470
Business solutions
Goodwill [Line Items]
Goodwill, Beginning Balance	47,158	47,121	47,169
Foreign currency translation adjustments	250	37	(48)
Balance, Ending Balance	$ 47,408	$ 47,158	$ 47,121